Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Payments for Interest and Income Taxes	Payments for interest and income taxes were as follows:
	Six months ended June 30,
	2025	2024
Interest	$—	$—
Income taxes	$—	$—